Machinery, Equipment and Improvements on Leased Buildings - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,630,393	$ 1,555,593	$ 812,653
Additions	68,046	16,120	707,558
Divestitures	(18,870)	(3,227)	(2,173)
Currency translation effect	(23,881)	61,907	37,555
Ending balance	1,655,688	1,630,393	1,555,593
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,254,469	1,225,595
Ending balance	1,197,349	1,254,469	1,225,595
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	100,623	74,558
Ending balance	123,805	100,623	74,558
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	219,619	214,725
Ending balance	251,071	219,619	214,725
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,663	13,675
Ending balance	12,510	11,663	13,675
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,943	15,416
Ending balance	13,656	13,943	15,416
Improvements on leased buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	30,076	11,624
Ending balance	57,297	30,076	11,624
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,098,352	2,672,140	1,693,433
Additions	392,506	317,000	914,282
Divestitures	(70,546)	(61,993)	(16,027)
Currency translation effect	(50,812)	171,205	80,452
Ending balance	3,369,500	3,098,352	2,672,140
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,181,305	1,907,231	1,182,501
Additions	175,457	155,957	670,607
Divestitures	(49,970)	(16,257)	(9,306)
Currency translation effect	(37,872)	134,374	63,429
Ending balance	2,268,920	2,181,305	1,907,231
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	208,676	174,688	143,538
Additions	40,958	39,878	27,737
Divestitures	(6,427)	(14,182)	(435)
Currency translation effect	(2,309)	8,292	3,848
Ending balance	240,898	208,676	174,688
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	596,652	508,373	303,645
Additions	136,915	90,195	193,369
Divestitures	(12,751)	(28,346)	(972)
Currency translation effect	(10,232)	26,430	12,331
Ending balance	710,584	596,652	508,373
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	42,037	36,847	27,734
Additions	6,650	4,081	13,253
Divestitures	(1,220)	(1,000)	(4,984)
Currency translation effect	(399)	2,109	844
Ending balance	47,068	42,037	36,847
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	28,224	28,528	19,542
Additions	2,386	1,904	9,316
Divestitures	(178)	(2,208)	(330)
Ending balance	30,432	28,224	28,528
Investment [Member] | Improvements on leased buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	41,458	16,473	16,473
Additions	30,140	24,985
Ending balance	71,598	41,458	16,473
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,467,959)	(1,116,547)	(880,780)
Additions	(324,460)	(300,880)	(206,724)
Divestitures	51,676	58,766	13,854
Currency translation effect	26,931	(109,298)	(42,897)
Ending balance	(1,713,812)	(1,467,959)	(1,116,547)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(926,836)	(681,636)	(536,137)
Additions	(195,382)	(189,241)	(123,293)
Divestitures	33,308	15,838	7,337
Currency translation effect	17,339	(71,797)	(29,543)
Ending balance	(1,071,571)	(926,836)	(681,636)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(108,053)	(100,130)	(84,697)
Additions	(16,363)	(10,238)	(12,636)
Divestitures	5,641	12,330	435
Currency translation effect	1,682	(10,015)	(3,232)
Ending balance	(117,093)	(108,053)	(100,130)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(377,033)	(293,648)	(219,851)
Additions	(101,207)	(86,520)	(65,456)
Divestitures	11,373	27,888	972
Currency translation effect	7,354	(24,753)	(9,313)
Ending balance	(459,513)	(377,033)	(293,648)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(30,374)	(23,172)	(25,564)
Additions	(5,960)	(5,469)	(1,783)
Divestitures	1,220	1,000	4,984
Currency translation effect	556	(2,733)	(809)
Ending balance	(34,558)	(30,374)	(23,172)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(14,281)	(13,112)	(10,723)
Additions	(2,629)	(2,879)	(2,515)
Divestitures	134	1,710	126
Ending balance	(16,776)	(14,281)	(13,112)
Accumulated depreciation and amortisation [member] | Improvements on leased buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(11,382)	(4,849)	(3,808)
Additions	(2,919)	(6,533)	(1,041)
Ending balance	$ (14,301)	$ (11,382)	$ (4,849)